Benefit Obligations (Schedule of Net Periodic Benefit Costs Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Recognized actuarial (gain) loss	$ 389	[1]	$ 306	[1]	$ 84	[1]
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	28		28		30
Interest cost	170		182		188
Expected return on plan assets	(204)	[1]	(195)	[1]	(176)	[1]
Amortization of prior service cost	2	[1]	1		1
Recognized actuarial (gain) loss	377	[1]	293	[1]	74	[1]
Curtailment (gain) loss	0		0	[1]	0	[1]
Settlement (gain) loss	0		0		0
Special termination benefits	0		0		0
Total	373	[1]	309	[1]	117	[1]
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1		1		1
Interest cost	11		13		15
Expected return on plan assets	0		0		0
Amortization of prior service cost	1		0		0
Recognized actuarial (gain) loss	12	[1]	13	[1]	10	[1]
Curtailment (gain) loss	0		0		0
Settlement (gain) loss	0		0		0
Special termination benefits	0		0		0
Total	$ 25	[1]	$ 27	[1]	$ 26	[1]

[1]	As Adjusted (Note 2)